Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of unobservable inputs in fair value measurement within level 3
	Cash and receivables	Liabilities	Equity	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2025
Cash and cash equivalents	343			343
Trade receivables	3,259			3,259
Other receivables	47			47
Trade payables		2,448		2,448
Warrants		76		76	76			76
Amounts owed to related parties		5,459		5,459
Loans and borrowings		1,925		1,925
Other payables		1,882		1,882
Derivative liabilities		2,193		2,193		2,193		2,193
Service related warrants
Convertible note reserve			27	27		27		27
Total	3,649	13,983	27	17,659	76	2,220		2,296
2024
Cash and cash equivalents	214	-	-	214	-	-	-	-
Trade receivables	2,958	-	-	2,958	-	-	-	-
Other receivables	48	-	-	48	-	-	-	-
Trade payables	-	2,838	-	2,838	-	-	-	-
Warrants	-	177	-	177	177	-	-	177
Amounts owed to related parties	-	5,086	-	5,086	-	-	-	-
Loans and borrowings	-	2,384	-	2,384	-	-	-	-
Other payables	-	1,000	-	1,000	-	-	-	-
Derivative liabilities	-	636	-	636	-	636	-	636
Service related warrants	-	-	217	217	-	217	-	217
Convertible note reserve	-	-	29	29	-	29	-	29
Total	3,220	12,121	246	15,587	177	882	-	1,059

Schedule of significant exchange rates
	Average rate		Period-end spot rate
	2025	2024	2025	2024
Euro
USD	1.1012	1.0808	1.177	1.0705